Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000034167 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Equity Income Fund
Class Name	Class A
Trading Symbol	DQIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.02%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class A shares returned 34.93%.
  In comparison, the S&P 500® Index (the “Index”) returned 29.77% for the same period.
What affected the Fund’s performance?
  U.S. equity gains were driven by enthusiasm for large-cap technology, resilient corporate earnings and optimism surrounding Middle East diplomacy. Benchmark performance was stronger in technology and weaker in financials.
  Stock selection in the financials, technology and health care sectors contributed positively to the Fund’s performance relative to the Index.
  The Fund’s emphasis on dividend-paying issues detracted from relative performance, particularly in the communication services sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 5/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	27.19%	14.39%	13.62%
without Sales Charge	34.93%	15.75%	14.29%
S&P 500® Index	29.77%	14.14%	15.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 2,345,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 13,722,604
Investment Company Portfolio Turnover	28.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,345	116	$13,722,604	28.29%

Holdings [Text Block]
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated September 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended May 31, 2025 and May 31, 2024 and the subsequent interim period through January 1, 2026.

C000034168 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Equity Income Fund
Class Name	Class C
Trading Symbol	DQICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$208	1.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 208	[1]
Expense Ratio, Percent	1.78%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class C shares returned 33.93%.
  In comparison, the S&P 500® Index (the “Index”) returned 29.77% for the same period.
What affected the Fund’s performance?
  U.S. equity gains were driven by enthusiasm for large-cap technology, resilient corporate earnings and optimism surrounding Middle East diplomacy. Benchmark performance was stronger in technology and weaker in financials.
  Stock selection in the financials, technology and health care sectors contributed positively to the Fund’s performance relative to the Index.
  The Fund’s emphasis on dividend-paying issues detracted from relative performance, particularly in the communication services sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 5/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	32.93%	*	14.88%	13.43%
without Deferred Sales Charge	33.93%		14.88%	13.43%
S&P 500® Index	29.77%		14.14%	15.64%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 2,345,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 13,722,604
Investment Company Portfolio Turnover	28.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,345	116	$13,722,604	28.29%

Holdings [Text Block]
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated September 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended May 31, 2025 and May 31, 2024 and the subsequent interim period through January 1, 2026.

C000034169 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Equity Income Fund
Class Name	Class I
Trading Symbol	DQIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$92	0.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 92	[2]
Expense Ratio, Percent	0.78%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class I shares returned 35.26%.
  In comparison, the S&P 500® Index (the “Index”) returned 29.77% for the same period.
What affected the Fund’s performance?
  U.S. equity gains were driven by enthusiasm for large-cap technology, resilient corporate earnings and optimism surrounding Middle East diplomacy. Benchmark performance was stronger in technology and weaker in financials.
  Stock selection in the financials, technology and health care sectors contributed positively to the Fund’s performance relative to the Index.
  The Fund’s emphasis on dividend-paying issues detracted from relative performance, particularly in the communication services sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Share Class	1YR	5YR	10YR
Class I	35.26%	16.03%	14.58%
S&P 500® Index	29.77%	14.14%	15.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 2,345,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 13,722,604
Investment Company Portfolio Turnover	28.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,345	116	$13,722,604	28.29%

Holdings [Text Block]
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated September 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended May 31, 2025 and May 31, 2024 and the subsequent interim period through January 1, 2026.

C000130467 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Equity Income Fund
Class Name	Class Y
Trading Symbol	DQIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class Y shares returned 35.28%.
  In comparison, the S&P 500® Index (the “Index”) returned 29.77% for the same period.
What affected the Fund’s performance?
  U.S. equity gains were driven by enthusiasm for large-cap technology, resilient corporate earnings and optimism surrounding Middle East diplomacy. Benchmark performance was stronger in technology and weaker in financials.
  Stock selection in the financials, technology and health care sectors contributed positively to the Fund’s performance relative to the Index.
  The Fund’s emphasis on dividend-paying issues detracted from relative performance, particularly in the communication services sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the S&P 500® Index on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Share Class	1YR	5YR	10YR
Class Y	35.28%	16.06%	14.67%
S&P 500® Index	29.77%	14.14%	15.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 2,345,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 13,722,604
Investment Company Portfolio Turnover	28.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,345	116	$13,722,604	28.29%

Holdings [Text Block]
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated September 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended May 31, 2025 and May 31, 2024 and the subsequent interim period through January 1, 2026.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.